Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(0.10%)	(3.10%)
Permanent differences	0.70%	0.70%
Write-off of deferred tax asset	18.90%	3.90%
Prior period adjustments	2.40%	33.40%
Other	(0.90%)	1.30%
Change in valuation allowance	(0.10%)	(15.20%)
Income tax provision (benefit)	0.00%	0.00%